Share capital and reserves - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share capital and reserves
Dividends at the beginning of the year	$ 2,592	$ 84
Dividends declared	96,000	53,614
Dividends paid	(98,562)	(51,683)
Effect of foreign exchange rates	$ (30)	577
Dividends at the end of the year		$ 2,592	$ 84
Dividends declared, per share	$ 4,800	$ 2,681	$ 210